Inventories and Supplies - Summary of Inventories and Supplies (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories And Supplies [Line Items]
Inventories and supplies	₱ 2,878	₱ 3,933
Total inventories and supplies at the lower of cost or net realizable value	2,878	3,933
Terminal and cellular phone units [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realisable value	2,093	2,691
Inventories and supplies	3,423	3,834
Spare parts and supplies [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realisable value	173	664
Inventories and supplies	1,673	1,428
Others [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realisable value	612	578
Inventories and supplies	₱ 994	₱ 1,163